Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tactical Advantage ETF [Member]
Shareholder Report [Line Items]
Fund Name	Tactical Advantage ETF
Class Name	Tactical Advantage ETF
Trading Symbol	FDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Advantage ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tacticaladvantageetf.com. You can also request this information by contacting us at (833) 817‑7010 or by writing to the Tactical Advantage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 817‑7010
Additional Information Website	www.tacticaladvantageetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Advantage ETF	$33	0.64%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64% [1]
Net Assets	$ 34,969,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 103,696
Investment Company, Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$34,969
Number of Holdings	17
Total Advisory Fee	$103,696
Portfolio Turnover Rate	335%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
SPDR Gold MiniShares Trust	8.7
Technology Select Sector SPDR Fund	8.5
Communication Services Select Sector SPDR Fund	8.4
Vanguard Growth ETF	8.3
iShares Convertible Bond ETF	8.2
Industrial Select Sector SPDR Fund	8.1
Vanguard Value ETF	7.9
Financial Select Sector SPDR Fund	7.8
Global X Uranium ETF	4.5
Defiance Quantum ETF	4.2

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.